Description of Organization and Business Operations (Details Narrative) - USD ($)											2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 10, 2023	Feb. 10, 2023	Jan. 13, 2023	Dec. 31, 2022	Dec. 15, 2022	Nov. 17, 2022	Aug. 01, 2022	Nov. 18, 2021	Nov. 16, 2021	Sep. 07, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2022	Mar. 23, 2023	Nov. 16, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction										2,862,500
Proceeds from issuance initial public offering				$ 111,444,250
Gross proceeds from private placement				5,280,750								$ 5,280,750
Proceeds from stock offering and private placements								$ 116,725,000
Cash				47,789								715,727	51,438	$ 47,789
Working capital				$ 723,893									$ 26,806	$ 723,893
Minimum market value net asset held in trust account, percentage				80.00%									80.00%	80.00%
Minimum post-business combination ownership				50.00%									50.00%	50.00%
Redeeming, shares				20.00%										20.00%
Business combination redeem				100.00%										100.00%
Offering cost											$ 25,000	25,000		$ 25,000
Shares price				$ 10.00										$ 10.00
Stock Issued During Period, Value, New Issues												$ 115,000,000
Net tangible assets													$ 5,000,001
Business combination control obtained description													The Company will have until January 18, 2023 to consummate a Business Combination (or pursuant to up to seven (7) remaining one-month extensions to August 18, 2023 by depositing additional funds into the Company’s Trust Account). If the Company is unable to complete a Business Combination within the 12 months from the closing of the Initial Public Offering (or up to 15 months or 18 months from the closing of the Initial Public Offering at the election of the Company to February 18, 2023, or to May 18, 2023, as applicable in two separate three month extensions subject to satisfaction of certain conditions, including the deposit $1,150,000 ($0.10 per unit) for each three month extension into the Trust Account, or as extended by the Company’s shareholders in accordance with our amended and restated memorandum and articles of association), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to our obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. As such, our shareholders could potentially be liable for any claims to the extent of distributions received by them (but no more) and any liability of our shareholders may extend well beyond the third anniversary of such date.
Share Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets Held-in-trust				$ 19,535,946										$ 19,535,946
Share Holders [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets Held-in-trust															$ 20,011,014.13
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share													$ 10.15
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase agreement and selling shareholders consideration description							(i) One Billion Three Hundred and Eighty Million U.S. Dollars ($1,380,000,000), minus (ii) the amount, if any, by which $30,000 (i.e., the target net working capital amount) exceeds the Net Working Capital Amount (but not less than zero) (as defined in the Share Purchase Agreement), minus (iii) the Closing Net Indebtedness amount (as defined in the Share Purchase Agreement), minus (iv) the amount of any Transaction Expenses (as defined in the Share Purchase Agreement), divided by ten dollars ($10.00).
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination redeem				100.00%										100.00%		100.00%
Stock Issued During Period, Shares, New Issues					1,895,481	1,895,481
Stock Issued During Period, Value, New Issues					$ 85,297	$ 85,297
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues	1,895,481	1,895,481	1,895,481
Stock Issued During Period, Value, New Issues	$ 85,297	$ 85,297	$ 85,297
Common Class A [Member] | Share Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues														9,604,519
Shares price				$ 10.21										$ 10.21
Stock Issued During Period, Value, New Issues														$ 98,062,139
Common Class A [Member] | Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering cost							$ 1,380,000,000
Payments to suppliers							$ 30,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction									10,000,000
Sale of stock price per share				$ 10.10					$ 10.00					$ 10.10
Proceeds from issuance initial public offering									$ 100,000,000
Payments of stock issuance costs									8,304,871
Payments for underwriting expense									$ 4,025,000
Cash held outside of trust account								$ 1,002,730
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction														10,000,000
Sale of stock price per share												$ 10.00
Proceeds from issuance initial public offering				$ 100,000,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction								1,500,000	1,500,000
Sale of stock price per share								$ 10.00
Gross proceeds from sale of options								$ 15,000,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction								52,500	475,575
Sale of stock price per share								$ 10.00	$ 10.00
Gross proceeds from private placement								$ 5,280,750	$ 4,755,750